Summary of Significant Accounting Policies - Schedule of Estimated Useful Life and Residual Values (Details)	12 Months Ended
Dec. 31, 2018
Vehicles
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Estimated residual value	5.00%
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Estimated residual value	5.00%
Computer and Electronic Equipment
Property Plant And Equipment [Line Items]
Estimated residual value	5.00%
Computer and Electronic Equipment | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Computer and Electronic Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Software
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful life	Lesser of the lease terms or the estimated useful lives of the assets